RISK MANAGEMENT (Details 16) - Level 3 of fair value hierarchy [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 2,945,801	R$ 1,988,949
Included in statement of income	568,776	(334,644)
Acquisitions	1,317,656	1,671,278
Maturities/sales	(916,951)	(115,717)
Transfer with categories		(248,782)
Transfers to other levels	(71,156)	(15,283)
Included in other comprehensive income	(200,831)
Balance at end	3,643,295	2,945,801
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,251,689	801,331
Included in statement of income	566,624	(196,056)
Acquisitions	1,672,199	1,690,098
Maturities/sales	(899,235)	(43,684)
Transfer with categories	17,438
Transfers to other levels	(71,156)
Balance at end	3,537,559	2,251,689
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,114,117	1,564,028
Included in statement of income	2,152	(138,588)
Acquisitions		9,342
Maturities/sales	(17,716)	(56,600)
Transfer with categories	(17,438)	(248,782)
Transfers to other levels		(15,283)
Included in other comprehensive income	(200,831)
Balance at end	880,284	1,114,117
Derivative Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	137,553	152,986
Acquisitions	136,107
Maturities/sales		(15,433)
Balance at end	273,660	137,553
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(557,558)	(529,396)
Acquisitions	(490,650)	(28,162)
Balance at end	R$ (1,048,208)	R$ (557,558)